RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Schedule of related party transactions	The compensation disclosed below reflects his remuneration for the entire year 2025, up to and including December 31, 2025:

Amounts in $ ‘000	Year	Fixed remuneration	Short-term variable: annual bonus	Share-based payments	Post-employment benefits	Other	Total
Dr Sijmen de Vries, CEO and Executive Director	2025	756	132	858	176	36	1,959
	2024	694	414	987	116	35	2,246
	2023	673	615	1,371	115	35	2,809
The compensation disclosed below reflects his remuneration for the full 2025 financial year, up to and including December 31, 2025:

Amounts in $ ‘000	Year	Fixed remuneration	Short-term variable: annual bonus	Share-based payments	Post-employment benefits	Other	Total
Mr Fabrice Chouraqui, CEO and Executive Director	2025	688	760	1,335	8	388	3,179
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2025	2024	2023
Salaries and other short-term employee benefits	3,300	1,676	1,756
Post-employment benefits	184	116	115
Share-based compensation	2,427	1,222	1,615
Total	5,911	3,014	3,486